Document and Entity Information Document	Feb. 24, 2020
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 24, 2020
Entity Registrant Name	GUARDANT HEALTH, INC.
Entity Central Index Key	0001576280
Amendment Flag	true
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38683
Entity Tax Identification Number	45-4139254
Entity Address, Address Line One	505 Penobscot Dr.
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	855
Local Phone Number	698-8887
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.00001
Trading Symbol	GH
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed by Guardant Health, Inc. (the “Company”) to amend its Current Report on Form 8-K filed with the Securities and Exchange Commission on February 24, 2020 (the “Original Report”), solely to supplement Item 5.02 of the Original Report to include updated disclosure regarding the departure date of the Company’s Chief Financial Officer. This Amendment does not otherwise amend, update or change any other disclosure contained in the Original Report.